UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-104.5%

Alabama-4.4%
$3,838,000	Alabama Housing Finance Authority, Multi-Family Housing, Phoenix Apartments Project-Series A (LOC: Regions Bank) 0.400%, 01/01/2036 (Putable on 08/06/2015) (a)	$3,838,000
8,275,000	Alabama Port Authority Docks Facilities Revenue (CS: NATL-RE; LIQ: Dexia Credit Local) 0.300%, 10/01/2024 (Putable on 08/07/2015) (a)	8,275,000
5,000,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority Bonds,-Series A 5.000%, 11/15/2015	5,057,250
7,215,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, National Rural Utilities Finance-Series A 0.500%, 11/15/2038 (Putable on 11/15/2015) (a)	7,217,597
2,000,000	Chatom Industrial Development Board Pollution Control Revenue, National Rural Utilities Finance-Series C 0.500%, 12/01/2024 (Putable on 12/01/2015) (a)	2,000,520
2,450,000	Chatom Industrial Development Board Revenue, National Rural Utilities Finance-Series A 0.400%, 08/01/2037 (Putable on 08/01/2015) (a)	2,450,000
2,275,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty) 0.500%, 11/15/2037 (Putable on 08/07/2015) (a)	2,275,000
12,000,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty) 0.700%, 11/01/2042 (Putable on 08/06/2015) (a)	12,000,000
		43,113,367

Arizona-8.1%
16,700,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 0.450%, 09/01/2024 (Putable on 09/01/2015) (a)	16,700,501
60,000,000	Phoenix Industrial Development Authority, Solid Waste Revenue, Republic Services, Inc. Project 0.530%, 12/01/2035 (Putable on 11/02/2015) (a)	60,000,000
2,400,000	Scottsdale Industrial Development Authority, Hospital Revenue Bonds, Scottsdale Healthcare-Series F (CS: Assured Guaranty Municipal) 1.830%, 09/01/2045 (Putable on 08/04/2015) (a)	2,400,000
770,000	Yavapai County Industrial Development Authority, Refunding Yavapai Regional Medical Center-Series A 4.000%, 08/01/2015	770,000
		79,870,501

California-8.1%
370,000	California Health Facilities Financing Authority, Children’s Hospital of Los Angeles-Series A 5.000%, 11/15/2015	373,160
16,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 0.500%, 08/01/2023 (Putable on 08/03/2015) (a)(b)	16,000,000
3,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project-Series A 1.650%, 07/01/2031 (Putable on 05/01/2017) (a)	3,520,055
5,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 0.750%, 11/01/2038 (Putable on 05/02/2016) (a)	5,000,000
750,000	California State Public Works Board Lease Revenue, Department of Corrections-Series A 5.250%, 09/01/2016	752,760

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

655,000	California Statewide Communities Development Authority Industrial Development Revenue-Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 1.650%, 06/01/2020 (Putable on 08/05/2015) (a)	655,000
9,975,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series F (CS: Assured Guaranty Municipal) 0.600%, 07/01/2040 (Putable on 08/07/2015) (a)	9,975,000
1,300,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series D (CS: Assured Guaranty Municipal) 0.500%, 07/01/2041 (Putable on 08/07/2015) (a)	1,300,000
3,050,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series E (CS: Assured Guaranty Municipal) 0.660%, 07/01/2040 (Putable on 08/07/2015) (a)	3,050,000
560,000	City of La Verne, Brethren Hillcrest Homes 3.000%, 05/15/2016	566,552
350,000	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Los Angeles International Airport (LOC: Societe Generale) 0.350%, 12/01/2015 (Putable on 08/06/2015) (a)	350,000
13,900,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.690%, 11/01/2036 (a)	13,900,000
9,500,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.750%, 11/01/2036 (Putable on 08/05/2015) (a)	9,500,000
14,825,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.700%, 11/01/2036 (Putable on 08/06/2015) (a)	14,825,000
		79,767,527

Colorado-0.1%
320,000	Colorado Health Facilities Authority, Covenant Retire Community Obligation 1.000%, 12/01/2015	320,224
550,000	Colorado Health Facilities Authority, Covenant Retire Community Obligation 2.000%, 12/01/2016	555,968
500,000	E-470 Public Highway Authority-Series D1 (CS: NATL-RE) 5.250%, 09/01/2016	523,375
		1,399,567

Connecticut-0.1%
750,000	City of Bridgeport, General Obligation Bond-Series A (CS: Assured Guaranty Municipal) 4.125%, 10/01/2017	754,680

Florida-4.5%
28,600,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 0.950%, 02/01/2029 (Putable on 08/06/2015) (a)	28,600,000
2,500,000	Liberty County, Industrial Development Revenue, Georgia Pacific Corp. Project 0.250%, 10/01/2028 (Putable on 08/06/2015) (a)	2,500,000
11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 0.520%, 05/20/2029 (Putable on 08/03/2015) (a)(b)	11,355,000
200,000	Mid-Bay Bridge Authority-Series C 5.000%, 10/01/2016	208,220

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

1,315,000	Southeast Overtown Park West Community Redevelopment Agency-Series A-2 4.000%, 03/01/2016 (b)	1,338,670
		44,001,890

Georgia-0.1%
900,000	Douglas County Development Authority, Electrical Fiber Systems Project (LOC: Regions Bank) 0.490%, 12/01/2021 (Putable on 08/06/2015) (a)	900,000

Illinois-5.5%
33,470,000	Chicago Board of Education-Series -DCL-2012-001 (LOC: Dexia Credit Local) 0.650%, 12/01/2034 (Putable on 08/06/2015) (a)(b)	33,470,000
1,425,000	Chicago Board of Education-Series A (CS: AMBAC) 5.250%, 12/01/2015	1,440,718
2,285,000	Chicago Board of Education, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 12/01/2016	2,370,893
5,000,000	City of Chicago, General Obligation-Series A (LOC: Bank of New York Mellon) 0.600%, 01/01/2019 (Putable on 08/05/2015) (a)	5,000,000
80,000	Elk Grove Village Industrial Development Revenue, Rainbow Fish House, Inc. Project (LOC: JPMorgan Chase Bank N.A.) 0.470%, 05/01/2016 (Putable on 08/06/2015) (a)	80,000
665,000	Illinois Finance Authority Educational Revenue 1.500%, 09/01/2015	665,259
535,000	Illinois Finance Authority Educational Revenue, Noble Network of Charter Schools 2.000%, 09/01/2016	538,001
245,000	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank) 0.470%, 10/01/2017 (Putable on 08/06/2015) (a)	245,000
500,000	Illinois Finance Authority, Lifespace Communities-Series A 2.000%, 05/15/2016	504,760
500,000	Illinois Finance Authority, Silver Cross Hospital & Medical 5.000%, 08/15/2015	500,705
250,000	Illinois Finance Authority, Silver Cross Hospital & Medical 5.000%, 08/15/2016	259,780
150,000	Plano Special Service Areas No 1 & 2, Special Tax Refunding (CS: Assured Guaranty Municipal) 2.000%, 03/01/2016	151,370
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 5.000%, 09/01/2018 (Putable on 08/05/2015) (a)	4,400,000
2,550,000	State of Illinois 5.000%, 01/01/2018	2,584,960
1,000,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2015	1,000,000
300,000	Village of Broadview-Series A 3.000%, 12/01/2015	302,343
500,000	Village of Gilberts, Special Service Area 1.000%, 03/01/2016	500,140
245,000	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.) 0.500%, 08/01/2017 (Putable on 08/06/2015) (a)	245,000
250,000	Village of Romeoville Revenue, Lewis University Project 3.000%, 10/01/2015	250,938
		54,509,867

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Indiana-8.4%
445,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 0.700%, 09/01/2020 (Putable on 08/05/2015) (a)	445,000
500,000	County of Knox Economic Development Revenue 3.000%, 04/01/2016	504,870
350,000	Gary Chicago International Airport Authority 5.000%, 02/01/2016	355,841
400,000	Gary Chicago International Airport Authority 5.000%, 02/01/2017	419,272
150,000	Indiana Finance Authority 2.000%, 03/01/2016	150,734
6,435,000	Indiana Finance Authority, Environmental Improvement Revenue, Mittal Steel U.S.A., Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 0.560%, 08/01/2030 (Putable on 08/05/2015) (a)	6,435,000
59,370,000	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: CitiGroup) 1.000%, 10/26/2017 (Putable on 08/06/2015) (a)(c)	59,370,000
3,900,000	Indiana Finance Authority, Republic Services, Inc. Project-Series B 0.430%, 05/01/2028 (Putable on 09/01/2015) (a)	3,900,039
10,600,000	State Development Finance Authority, Environmental Revenue, PSI Energy, Inc. Projects-Series A () 0.270%, 12/01/2038 (Putable on 08/05/2015) (a)	10,600,000
		82,180,756

Iowa-0.1%
1,090,000	Iowa Finance Authority, Pella Regional Health Center Project 5.000%, 12/01/2017	1,148,446

Kansas-0.2%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.150%, 03/01/2027 (Putable on 08/06/2015) (a)	1,000,000
1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.150%, 02/01/2029 (Putable on 08/06/2015) (a)	1,000,000
		2,000,000

Kentucky-0.9%
3,000,000	City of Somerset, General Obligation Note 1.250%, 10/01/2016	2,998,620
5,500,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 0.450%, 08/15/2023 (Putable on 08/15/2015) (a)	5,500,055
		8,498,675

Louisiana-3.6%
6,300,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 0.260%, 06/01/2029 (Putable on 08/05/2015) (a)(b)	6,300,000
4,600,000	Jefferson Parish Industrial Development Board, Sara Lee Corp. Project 0.400%, 06/01/2024 (Putable on 08/03/2015) (a)	4,600,000
1,835,000	Louisiana Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A (LOC: Regions Bank) 0.400%, 12/01/2032 (Putable on 08/06/2015) (a)	1,835,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

480,000	Louisiana Public Facilities Authority, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 0.620%, 07/01/2033 (Putable on 08/06/2015) (a)	480,000
1,465,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 2.050%, 09/01/2021 (Putable on 08/06/2015) (a)	1,465,000
680,000	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC (LOC: Regions Bank) 0.480%, 12/01/2016 (Putable on 08/06/2015) (a)	680,000
20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 0.470%, 03/15/2025 (Putable on 03/16/2016) (a)	20,000,000
		35,360,000

Maryland-0.0% (d)
300,000	Maryland State Health & Educational Facilities Authority, Meritus Medical Center 5.000%, 07/01/2016	311,094

Massachusetts-0.2%
1,165,000	Massachusetts Development Finance Agency, Seven Hills Obligated Group 3.000%, 09/01/2016	1,182,638
1,000,000	Massachusetts Development Finance Agency, Waste Management, Inc.-Series B 2.125%, 12/01/2029 (Putable on 12/01/2015) (a)	1,005,320
		2,187,958

Michigan-3.8%
7,900,000	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series 1182 (CS: Assured Guaranty; LOC: Rabobank, Int.) 0.920%, 07/01/2029 (Putable on 08/06/2015) (a)(b)	7,900,000
1,500,000	Michigan Finance Authority-Series 25-A 5.000%, 11/01/2015	1,515,060
3,000,000	Michigan Finance Authority, Detroit School District 4.750%, 06/01/2016 (b)	3,037,020
1,600,000	Michigan Finance Authority, Detroit School District 5.000%, 06/01/2016	1,644,096
6,605,000	Michigan Finance Authority, Detroit School District-Series A 3.000%, 05/01/2016	6,710,812
10,400,000	Michigan Finance Authority, Detroit School District-Series E 2.850%, 08/20/2015	10,406,344
5,800,000	Michigan State Housing Development Authority-Series A 0.140%, 04/01/2042 (Putable on 08/03/2015) (a)	5,800,000
		37,013,332

Minnesota-0.1%
1,020,000	Saint Paul Housing & Redevelopment Authority, Healtheast Care Systems Project 2.000%, 11/15/2015	1,023,101

Mississippi-9.0%
68,000,000	Mississippi Business Finance Corp. Revenue, PSL-North America LLC Project-Series A (LOC: ICICI Bank) 2.560%, 11/01/2032 (Putable on 08/06/2015) (a)	68,000,000
6,495,000	Mississippi Business Finance Corp., Hattiesburg Clinic Professional Association Project (LOC: Regions Bank) 0.350%, 11/01/2026 (Putable on 08/06/2015) (a)	6,495,000
4,320,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 0.360%, 03/01/2033 (Putable on 08/06/2015) (a)	4,320,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

10,000,000	Mississippi Hospital Equipment & Facilities Authority, Baptist Member Health-Series B2 0.750%, 09/01/2022 (Putable on 01/07/2016) (a)	10,002,100
		88,817,100

Missouri-0.0% (d)
405,000	Joplin Industrial Development Authority, Freeman Health System 2.000%, 02/15/2016	407,511

Montana-0.8%
8,000,000	City of Livingston, Revenue Anticipation Notes, Livingston Healthcare Project-Series 2013 2.000%, 12/01/2015	8,001,120

Nevada-2.1%
18,400,000	Las Vegas Valley Water District, Water Improvement-Series B (SPA: Dexia Credit Local) 0.250%, 06/01/2036 (Putable on 08/03/2015) (a)	18,400,000
1,800,000	Las Vegas Valley Water District, Water Improvement-Series C (SPA: Dexia Credit Local) 0.250%, 06/01/2036 (Putable on 08/03/2015) (a)	1,800,000
		20,200,000

New Hampshire-0.2%
955,000	New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project-Series A 3.000%, 01/01/2016	963,719
995,000	New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project-Series A 4.000%, 01/01/2017	1,034,273
		1,997,992

New Jersey-7.3%
3,830,000	Casino Reinvestment Development Authority-Series A (CS: NATL-RE) 5.000%, 06/01/2016	3,839,651
500,000	Casino Reinvestment Development Authority-Series D 4.000%, 11/01/2016	511,790
2,765,000	City of Newark, General Obligation Notes 1.750%, 12/08/2015	2,770,226
14,834,000	City of Newark, Tax Anticipation Notes-Series A 1.750%, 02/19/2016	14,864,558
36,300,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project-Series-B (LOC: Sovereign Bank N.A.) 0.700%, 07/01/2030 (Putable on 08/05/2015) (a)	36,300,000
835,000	South Jersey Port Corp., Marine Terminal Revenue-Series P-2 4.000%, 01/01/2016	845,379
625,000	South Jersey Port Corp., Marine Terminal Revenue-Series Q 3.000%, 01/01/2016	630,244
5,000,000	Town of Kearny, Tax Anticipation Notes 2.000%, 04/29/2016	5,038,050
7,400,000	Township of Irvington, Bond Anticipation Notes 3.250%, 06/17/2016	7,433,374
		72,233,272

New York-13.4%
1,656,000	City of Glen Cove, Bond Anticipation Notes-Series D 1.500%, 04/08/2016	1,659,229
410,000	City of Long Beach-Series A 2.000%, 11/15/2015	411,534
10,879,000	City of Long Beach, Bond Anticipation Notes-Series B 1.500%, 02/17/2016	10,916,315

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

2,075,000	City of Long Beach, Revenue Anticipation Notes-Series A 1.500%, 09/18/2015	2,076,888
1,745,000	City of Long Beach, Revenue Anticipation Notes-Series B 1.500%, 09/18/2015	1,746,588
1,000,000	City of Yonkers General Obligation Bond-Series C 4.000%, 08/15/2015	1,001,260
15,000,000	East Ramapo Central School District, Tax Anticipation Notes 2.000%, 10/29/2015	15,027,900
3,350,000	Nassau County Industrial Development Agency Revenue, Jade Corp. Project (LOC: Wilmington Trust Co.) 0.500%, 08/01/2032 (Putable on 08/06/2015) (a)	3,350,000
5,000,000	Nassau Health Care Corp., Revenue Anticipation Notes 2.250%, 01/15/2016	5,022,950
810,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 0.230%, 08/01/2020 (Putable on 08/06/2015)	810,000
430,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 0.720%, 08/01/2017 (Putable on 08/06/2015) (a)	430,000
8,650,000	New York City Transitional Finance Authority Future Tax Secured Revenue-Second-SubSeries A-3 (SPA: Dexia Credit Local) 0.180%, 08/01/2023 (Putable on 08/03/2015) (a)	8,650,000
10,000,000	New York Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 0.550%, 05/01/2030 (Putable on 08/03/2015) (a)	10,000,000
3,475,000	Niagara Falls City School District 2.000%, 06/15/2016	3,504,711
300,000	Otsego County Capital Resource Corp. 3.000%, 10/01/2016	305,931
500,000	Rockland County, General Obligation Bond 5.000%, 03/01/2016	511,585
15,000,000	Rockland County, Tax Anticipation Notes 2.000%, 03/16/2016	15,122,550
10,000,000	Saint Lawrence County, Revenue Anticipation Notes 1.500%, 08/28/2015	10,004,700
35,000,000	Town of Oyster Bay, Bond Anticipation Notes-Series B 2.000%, 07/08/2016	35,348,250
900,000	Town of Ramapo, Public Improvement-Series A 4.000%, 05/15/2016	921,285
5,000,000	Utica School District, Bond Anticipation Notes 2.000%, 07/22/2016	5,039,750
500,000	Westchester Tobacco Asset Securitization Corp. 5.000%, 06/01/2026	500,460
		132,361,886

North Carolina-2.7%
14,200,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series A 0.280%, 11/01/2033 (Putable on 08/05/2015) (a)	14,200,000
2,800,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series B 0.170%, 11/01/2033 (Putable on 08/05/2015) (a)	2,800,000
10,000,000	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B 0.480%, 12/01/2020 (Putable on 09/01/2015) (a)	10,000,100
		27,000,100

North Dakota-0.1%
1,375,000	Ward County Healthcare Revenue, Trinity Obligated Group 5.250%, 07/01/2016	1,419,674

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Ohio-2.5%
7,170,000	Columbus Regional Airport Authority, West Bay Apartments Project (LOC: Sovereign Bank N.A.) 0.840%, 12/01/2034 (Putable on 08/06/2015) (a)	7,170,000
2,400,000	Ohio Water Development Authority, FirstEnergy Generation Project-Series A 2.250%, 08/01/2029 (Putable on 09/15/2016) (a)	2,409,432
9,000,000	Ohio Water Development Authority, Solid Waste Revenue, Waste Management Project 2.250%, 11/01/2022 (Putable on 11/02/2015) (a)	9,039,960
6,100,000	State of Ohio Revenue, Republic Services, Inc. Project 0.430%, 11/01/2035 (Putable on 09/01/2015) (a)	6,100,549
		24,719,941

Oklahoma-0.2%
710,000	Comanche County Hospital Authority 5.000%, 07/01/2016	733,238
500,000	Tulsa Airports Improvement Trust Revenue-Series A 3.000%, 06/01/2016	508,370
300,000	Tulsa Airports Improvement Trust Revenue-Series B 3.000%, 06/01/2016	305,022
		1,546,630

Oregon-1.4%
460,000	City of Forest Grove, Pacific University 3.000%, 05/01/2016	467,300
250,000	City of Forest Grove, Pacific University 3.000%, 05/01/2017	257,543
4,325,000	Gilliam County, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 0.800%, 08/01/2025 (Putable on 05/02/2016) (a)(b)	4,325,000
9,000,000	State of Oregon Revenue, Adjustable Refunding, Georgia-Pacific Corp. Project 0.260%, 12/01/2025 (Putable on 08/05/2015) (a)	9,000,000
		14,049,843

Pennsylvania-1.2%
3,000,000	Beaver County Industrial Development Authority, FirstEnergy Generation Project-Series A 2.200%, 01/01/2035 (Putable on 07/01/2016) (a)	3,008,280
5,000,000	Beaver County Industrial Development Authority, FirstEnergy Generation Project-Series B 2.500%, 12/01/2041 (Putable on 06/01/2017) (a)	5,002,550
435,000	Clarion County Industrial Development Authority, Clarion University Foundation, Inc. Housing Project-Series D 3.000%, 07/01/2016	442,069
600,000	Cumberland County Municipal Authority, Diakon Lutheran Ministries 3.000%, 01/01/2016	604,740
200,000	Dallas Area Municipal Authority, Misericordia University ProjectSeries 2014 4.000%, 05/01/2016	203,388
2,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. 1.750%, 12/01/2033 (Putable on 12/01/2015) (a)	2,006,540
195,000	West Shore Area Authority, Messiah Village Project-Series A 2.000%, 07/01/2016	196,119
		11,463,686

Puerto Rico-5.1%
120,000	Commonwealth of Puerto Rico-Series A (CS: Assured Guaranty Municipal) 4.000%, 07/01/2016	119,752
500,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	506,025

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

820,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2016	823,378
2,590,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	2,644,649
670,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2017	672,586
41,450,000	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE) 4.750%, 12/01/2015	41,533,729
1,725,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2016	1,731,727
140,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	139,891
250,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2017	248,825
1,100,000	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	1,125,069
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Universidad Sacred Heart Project 4.000%, 10/01/2015	249,375
550,000	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2016	551,155
		50,346,161

Rhode Island-0.1%
500,000	Providence Redevelopment Agency Revenue-Series A 3.000%, 04/01/2017	514,455

South Carolina-0.0% (d)
245,000	South Carolina Jobs-Economic Development Authority, FMU Student Housing LLC-Francis Marion-Series A 3.000%, 08/01/2015	245,000

Tennessee-1.4%
14,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 0.420%, 07/02/2035 (Putable on 08/03/2015) (a)	14,000,000

Texas-4.1%
3,000,000	Central Texas Regional Mobility Authority-Series B 3.000%, 01/01/2045 (Putable on 01/04/2016) (a)	3,004,710
570,000	Hidalgo County Health Services Corp., Hospital Revenue, Mission Hospital, Inc.-Series 2008 5.000%, 08/15/2016	589,494
18,400,000	Port of Port Arthur Texas Navigation District, Motiva Enterprises LLC-Series A 0.130%, 12/01/2039 (Putable on 08/03/2015) (a)	18,400,000
2,000,000	Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue-Series 2012 (CS: Macquarie Group Ltd) 5.000%, 12/15/2015	2,031,160
12,055,000	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A (LOC: Compass Bank) 0.260%, 06/01/2038 (Putable on 08/06/2015) (a)	12,055,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

3,820,000	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B (LOC: Compass Bank) 0.260%, 06/01/2031 (Putable on 08/06/2015) (a)	3,820,000
		39,900,364

Utah-0.0% (d)
240,000	Salt County Lake Revenue, Westminster College 2.000%, 10/01/2016	242,263

Virgin Islands-0.2%
300,000	Virgin Islands Port Authority, Refunding Bonds-Series A 4.000%, 09/01/2015	300,759
1,280,000	Virgin Islands Public Finance Authority, Revenue Bonds-Series A 5.000%, 10/01/2015	1,287,680
		1,588,439

Virginia-2.0%
19,500,000	Campbell County Industrial Development Authority, Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project 0.260%, 12/01/2019 (Putable on 08/06/2015) (a)(b)	19,500,000

Washington-0.3%
1,400,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.) 0.520%, 08/01/2033 (Putable on 08/07/2015) (a)	1,400,000
1,110,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.) 0.520%, 11/01/2023 (Putable on 08/06/2015) (a)	1,110,000
		2,510,000

West Virginia-1.1%
11,100,000	Fayette County Commission Solid Waste Disposal Facility, Georgia Pacific Corp. 0.260%, 05/01/2018 (Putable on 08/05/2015) (a)(b)	11,100,000

Wisconsin-0.8%
2,305,000	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc. Project (LOC: BMO Harris Bank N.A.) 0.400%, 11/01/2042 (Putable on 08/06/2015) (a)	2,305,000
1,785,000	Mequon Industrial Development Revenue, SPI Lighting (LOC: BMO Harris Bank N.A.) 0.400%, 12/01/2023 (Putable on 08/06/2015) (a)	1,785,000
500,000	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 0.400%, 08/01/2020 (Putable on 08/06/2015) (a)	500,000
2,720,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 0.400%, 11/01/2036 (Putable on 08/06/2015) (a)	2,720,000
245,000	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc. Obligation 4.000%, 05/01/2016	250,542
		7,560,542

Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 0.750%, 06/01/2024 (Putable on 08/05/2015) (a)	2,855,000
	Total Municipal Bonds (Cost $1,028,867,775)	1,028,621,740

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Shares

Money Market Funds-0.2%
2,450,164	BlackRock Liquidity Funds: MuniCash Portfolio, 0.02%	2,450,164
	Total Money Market Funds (Cost $2,450,164)	2,450,164

Principal Amount

Short-Term Investments-1.2%
$1,500,000	Business Finance Authority, 0.43%	1,500,015
1,200,000	Business Finance Authority, 0.48%	1,200,012
9,000,000	County of Carroll, 0.30%	9,000,090
	Total Short-Term Investments (Cost $11,700,000)	11,700,117
Total Investments (Cost $1,043,017,939)-105.9%		1,042,772,021
Liabilities in Excess of Other Assets-(5.9)%		(58,284,568)
TOTAL NET ASSETS 100.0%		$984,487,453

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2015.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 11.6% of the Fund’s net assets.

(c) All or a portion of the security has been designated as collateral for the line of credit.

(d) Amount is less than 0.05%.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

CSP-Continental Structural Plastics

LIQ FAC-Liquidity Facility

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

SPA-Standby Purchase Agreement

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-102.8%

Alabama-10.3%
$750,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023 (a)	$752,107
400,000	Birmingham Industrial Development Board Revenue, American Cast Iron Pipe Co. Project 0.200%, 05/01/2025 (Putable on 08/07/2015) (b)	400,000
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021 (a)	859,877
2,855,000	Jefferson County Ltd. Obligation School Warrants-Series A 4.750%, 01/01/2025 (a)	2,870,874
250,000	Jefferson County Ltd. Obligation School Warrants-Series A 5.250%, 01/01/2017	253,415
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023 (a)	160,309
		5,296,582

Arizona-1.2%
200,000	Phoenix Industrial Development Authority, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	209,818
200,000	Phoenix Industrial Development Authority, Basis School, Inc. 3.000%, 07/01/2020 (c)	198,912
180,000	Phoenix Industrial Development Authority, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (c)	183,071
		591,801

California-5.5%
250,000	California Municipal Finance Authority, Julian Charter School Project-Series A 5.000%, 03/01/2025 (c)	250,367
135,000	California School Finance Authority, School Facility Revenue, Alta Public Schools Project-Series A 3.400%, 11/01/2015 (c)	135,655
190,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021 (a)	186,052
145,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021 (a)	143,620
525,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.690%, 11/01/2036 (Putable on 08/04/2015) (b)	525,000
675,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.750%, 11/01/2036 (Putable on 08/05/2015) (b)	675,000
900,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.700%, 11/01/2036 (Putable on 08/06/2015) (b)	900,000
		2,815,694

Colorado-0.5%
250,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	251,268

District of Columbia-1.1%
275,000	District of Columbia, Howard University, Series A 5.250%, 10/01/2022	298,603

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

250,000	District of Columbia, Methodist Home 4.500%, 01/01/2025	248,475
		547,078

Florida-5.4%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024 (a)	246,410
170,000	Capital Trust Agency, Inc. Revenue, River City Education Services, Inc. Project-Series A 4.625%, 02/01/2025 (a)	166,864
100,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	101,350
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021 (a)	222,362
200,000	City Of Tampa, Solid Waste System Revenue (CS: Assured Guaranty Municipal) 5.000%, 10/01/2020	228,616
300,000	Collier County Industrial Development Authority CCRC, Arlington of Naples Project-Series B-1 6.875%, 05/15/2021 (c)	301,017
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)(c)	98,937
600,000	Liberty County, Industrial Development Revenue, Georgia Pacific Corp. Project 0.250%, 10/01/2028 (Putable on 08/06/2015) (b)	600,000
400,000	Palm Beach County Health Facilities Authority, Sinai Residences Boca Raton Project-Series C 6.000%, 06/01/2021 (a)	429,980
290,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025 (c)	288,721
100,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	99,892
		2,784,149

Guam-0.6%
250,000	Guam International Airport Authority-Series C 5.000%, 10/01/2021 (a)	283,020

Idaho-0.7%
360,000	Idaho Health Facilities Authority, The Terraces Boise Project-Series B-2 6.000%, 10/01/2021 (a)	360,464

Illinois-8.3%
155,000	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal) 5.000%, 12/01/2022 (a)	158,777
100,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2021	100,354
500,000	Chicago Board of Education, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 12/01/2016	518,795
75,000	Chicago Board of Education, General Obligaton-Series A (CS: NATL-RE) 5.250%, 12/01/2018	80,320
200,000	Chicago Board of Education, Refunding-Series G 4.020%, 03/01/2032 (Putable on 08/06/2015) (b)	200,976
150,000	City of Chicago-Series A 4.000%, 01/01/2019	150,375
210,000	City of Chicago-Series A 4.000%, 01/01/2020 (a)	209,238

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

100,000	City of Chicago, General Obligation (CS: AMBAC) 5.000%, 12/01/2024 (a)	98,096
25,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2022	25,087
100,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2023	101,738
125,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2026	125,096
125,000	City of Chicago, General Obligation-Series D (CS: AMBAC) 5.000%, 12/01/2015	126,250
200,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024 (a)	200,900
150,000	Southwestern Development Authority, Memorial Group, Inc. 5.750%, 11/01/2019	165,204
100,000	State of Illinois, General Obligation (CS: AMBAC) 5.000%, 11/01/2024	100,230
380,000	State of Illinois, General Obligation-Series A 5.000%, 03/01/2017	381,250
50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021 (a)	54,105
1,090,000	State of Illinois, General Obligation Refunding Bond-Series A (CS: NATL-RE) 5.250%, 10/01/2015 (a)	1,094,360
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	182,966
160,000	Village of Maywood 3.000%, 01/01/2016	160,459
		4,234,576

Indiana-4.4%
185,000	City of Anderson, Economic Development Revenue, Anderson University Project 4.750%, 10/01/2021	185,054
100,000	City of Anderson, Economic Development Revenue, Anderson University Project 5.000%, 10/01/2024	100,640
250,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024 (a)	284,510
1,000,000	Hammond Local Public Improvement Bond Bank-Series B 3.250%, 05/01/2016 (a)	1,000,000
225,000	Indiana Finance Authority, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	253,426
50,000	Indiana Finance Authority, U.S. Steel Corp. 6.000%, 12/01/2019	55,330
350,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2026 (a)	375,956
		2,254,916

Iowa-2.1%
100,000	City of Coralville, Certificate of Participation-Series D 5.250%, 06/01/2022 (a)	100,496
350,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fert. Co. 5.000%, 12/01/2019 (a)	369,436

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

600,000	Iowa Higher Education Loan Authority, Wartburg College Project 2.500%, 10/01/2020	590,268
		1,060,200

Kansas-4.5%
800,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Bethany College-Series A 5.250%, 05/01/2016 (a)	805,632
1,000,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University-Series C 4.850%, 05/01/2016 (a)	1,006,720
260,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022 (a)	268,632
200,000	Wichita Health Care Facilities Revenue, Temps-80- Presbyterian Manors-Series IV-B-1 4.250%, 11/15/2021 (a)	200,072
		2,281,056

Louisiana-2.0%
500,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 0.260%, 06/01/2029 (Putable on 08/05/2015) (b)(c)	500,000
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge-Series A 5.500%, 11/15/2025	252,770
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (a)(b)	269,545
		1,022,315

Maryland-2.2%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024 (a)	111,500
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series C 4.375%, 07/01/2021 (a)	509,230
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series D 3.875%, 07/01/2019	510,260
		1,130,990

Massachusetts-1.0%
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021 (a)	450,117
30,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2017	30,029
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022 (a)	50,024
		530,170

Michigan-6.3%
125,000	Charyl Stockwell Academy Revenue 4.875%, 10/01/2023	122,726
385,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	378,944
700,000	Michigan Finance Authority, Detroit School District 4.750%, 06/01/2016 (c)	708,638
575,000	Michigan Finance Authority, Detroit School District-Series E 2.850%, 08/20/2015	575,351

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

895,000	Michigan Strategic Fund Revenue, Genesee Power Station Project 7.500%, 01/01/2021	880,161
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025 (a)	207,084
385,000	Michigan Tobacco Settlement Finance Authority-Series A 5.125%, 06/01/2022 (a)	346,134
		3,219,038

Minnesota-3.0%
540,000	City of Blaine Revenue, Crest View Senior Community Project-Series A 5.125%, 07/01/2025	538,936
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	152,990
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	311,361
500,000	Rice County Revenue, St. Mary’s School-Series A 5.000%, 08/01/2022 (c)	513,865
		1,517,152

Nevada-0.5%
250,000	City of North Las Vegas, Refunding Bonds, Water and Sewer System-Series B 4.000%, 08/01/2017	249,988

New Hampshire-0.5%
250,000	New Hampshire Business Finance Authority, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (b)(c)	251,130

New Jersey-5.2%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	414,763
400,000	City of Paterson, Bond Anticipation Notes 5.000%, 12/15/2015	401,456
500,000	New Jersey Economic Development Authority, Lions Gate Project-Series 2014 4.375%, 01/01/2024 (a)	506,735
125,000	New Jersey Economic Development Authority, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025 (a)	142,074
55,000	New Jersey Economic Development Authority, United Airlines, Inc. Project 5.500%, 04/01/2028	55,167
100,000	New Jersey Economic Development, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)(c)	100,727
450,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023 (a)	450,441
5,000	Tobacco Settlement Financing Corp. Revenue-Series 1-A 4.625%, 06/01/2026	4,784
586,167	Township of Irvington, Bond Anticipation Notes 3.250%, 06/17/2016	588,810
		2,664,957

New York-5.1%
600,000	Nassau County Tobacco Settlement Corp. Revenue, Asset Brookfield-Series A-2 5.250%, 06/01/2026 (a)	590,016
100,000	New York City Industrial Development Agency Revenue, American Airlines, Inc. 7.500%, 08/01/2016	103,042
500,000	New York City Industrial Development Agency Revenue, American Airlines, Inc.-Series B 2.000%, 08/01/2028 (Putable on 08/01/2015) (b)	500,880
300,000	New York State Dormitory Authority, Orange Regional Medical Center 6.000%, 12/01/2016	317,886

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

100,000	New York State Dormitory Authority, Pace University-Series A 4.000%, 05/01/2016	101,680
440,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2018	463,883
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022 (a)	105,604
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	108,717
300,000	TSASC, Inc.-Series 1 5.000%, 06/01/2026 (a)	305,022
		2,596,730

North Dakota-0.6%
300,000	City of Bowman, Southwest Healthcare Services Project, Revenue Anticipation Notes-Series A 2.500%, 02/15/2017	300,030

Ohio-5.8%
910,000	Buckeye Tobacco Settlement Financing Authority-Series A 5.125%, 06/01/2024 (a)	753,134
100,000	Buckeye Tobacco Settlement Financing Authority-Series A-2 5.375%, 06/01/2024	83,992
400,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.375%, 09/15/2027	401,724
195,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.700%, 12/01/2019	196,353
300,000	Licking County Revenue, Kendal Granville Obligation Group-Series B 3.750%, 07/01/2020	300,018
200,000	Ohio Air Quality Development Authority, AK Steel Corp. Project 6.750%, 06/01/2024 (a)	205,802
200,000	Ohio Air Quality Development Authority, FirstEnergy Nuclear Generation Project-Series C 3.950%, 11/01/2032 (Putable on 05/01/2020) (b)	201,194
300,000	Ohio State Water Development Authority-Series B 4.000%, 01/01/2034 (Putable on 07/01/2021) (b)	305,685
265,000	Southeastern Ohio Port Authority, Memorial Health System 5.000%, 12/01/2016	274,397
250,000	State Air Quality Development Authority, US Steel Corp. Project 5.375%, 11/01/2015	252,520
		2,974,819

Oklahoma-0.2%
95,000	Tulsa Industrial Authority-Series A (CS: NATL-RE) 6.000%, 10/01/2016	98,036

Oregon-0.4%
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Poject-Series A 5.000%, 10/01/2019	109,227
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024 (a)	110,833
		220,060

Pennsylvania-3.2%
50,000	Allegheny County Industrial Development Authority, Environmental Improvement Revenue, US Steel Corp. 6.500%, 05/01/2017	53,178
100,000	Indiana County Hospital Authority, Regional Medical Center-Series A 5.000%, 06/01/2023 (a)	110,763

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

400,000	Moon Industrial Development Authority, Baptist Homes Society Obligation 5.000%, 07/01/2020	411,892
200,000	Pennsylvania Economic Development Financing Authority, Colver Project-Series F (CS: AMBAC) 5.000%, 12/01/2015	202,550
120,000	Pennsylvania Economic Development Financing Authority, Colver Project-Series G 5.125%, 12/01/2015	121,578
140,000	Philadelphia Authority for Industrial Development, Discovery Charter School Project 4.000%, 04/01/2017	139,595
380,000	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B 5.500%, 07/01/2026 (a)	394,949
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022 (a)	207,452
		1,641,957

Puerto Rico-8.9%
210,000	Commonwealth of Puerto Rico (CS: Assured Guaranty Municipal) 5.500%, 07/01/2018	215,754
500,000	Commonwealth of Puerto Rico-Series A (CS: NATL-RE) 5.500%, 07/01/2020	496,880
15,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: Assured Guaranty Municipal) 5.250%, 07/01/2016	15,091
150,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE) 6.000%, 07/01/2016	150,961
115,000	Commonwealth of Puerto Rico, Public Improvement (CS: Assured Guaranty Municipal) 5.500%, 07/01/2019	118,522
300,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017 (a)	303,615
425,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2016	426,751
150,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2018	150,374
2,245,000	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE) 4.750%, 12/01/2015 (a)	2,249,535
200,000	Puerto Rico Electric Power Authority -Series LL (CS: NATL-RE) 5.500%, 07/01/2017	199,844
160,000	Puerto Rico Industrial Development Company Revenue-Series B (CS: NATL-RE) 5.375%, 07/01/2016	160,202
120,000	Puerto Rico Public Buildings Authority, Government Facilities-Series C 5.750%, 07/01/2018	86,014
		4,573,543

Rhode Island-0.2%
100,000	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing-Care New England-Series A 5.000%, 09/01/2021 (a)	108,025

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

South Carolina-0.1%
65,000	South Carolina Jobs-Economic Development Authority, Palmetto Health 5.000%, 08/01/2019	72,838

Tennessee-0.7%
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018 (a)	379,328

Texas-6.2%
150,000	City of Houston Airport System Revenue, United Airlines, Inc.-Series C 5.000%, 07/15/2020	158,248
200,000	City of Houston Airport System, United Airlines, Inc. Terminal E Project 4.500%, 07/01/2020	209,674
1,045,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Learjet, Inc.-Series A-1 6.150%, 01/01/2016 (a)	1,050,392
75,000	Decatur Hospital Authority, Wise Regional Health System.-Series A 5.000%, 09/01/2023 (a)	82,132
185,000	Harris County Cultural Education Facilities Finance Corp. Revenue, Willow Winds Project-Series A 5.000%, 10/01/2023 (a)	196,988
210,000	Orchard Higher Education Finance Corp. Revenue, Nyos Charter School, Inc.-Series A 4.875%, 02/15/2023	210,065
150,000	Red River Health Facilities Development Corp. Revenue, TEMPS-MRC Crossings Project-Series B-1 6.125%, 11/15/2020	150,618
100,000	Red River Health Facilities Development Corp. Revenue, TEMPS-MSC Crossings Project-Series B-2 5.000%, 11/15/2019	100,152
80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	91,982
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023 (a)	57,860
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Buckingham Senior Living Project 3.875%, 11/15/2020	501,130
200,000	Texas Municipal Gas Acquisition & Supply Corp. I Revenue, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026 (a)	239,940
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021 (a)	111,660
		3,160,841

Utah-1.3%
160,000	Utah Charter School Finance, George Washington Academy-Series A 6.375%, 07/15/2018	167,990
470,000	Utah County Environmental Improvement Revenue, US Corp. Project 5.375%, 11/01/2015	474,738
		642,728

Vermont-0.8%
400,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019 (a)	414,788

Washington-2.8%
205,000	Washington Housing Finance Commission Revenue, Presbyterian Retirement Communities Northwest Project 5.000%, 01/01/2023 (a)	215,268

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

400,000	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1 5.875%, 01/01/2021 (c)	400,188
800,000	Washington Housing Finance Commission, TEMPS 65-Heron’s Key Senior Living 4.875%, 01/01/2022 (c)	813,264
		1,428,720

Wisconsin-1.2%
200,000	Public Finance Authority, Church Home Of Hartford 5.000%, 09/01/2025 (c)	209,672
215,000	Public Finance Authority, Senior Living Rose Villa Project-Series B 4.500%, 11/15/2020	216,359
205,000	Wisconsin Public Finance Authority, Roseman University of Health Sciences Project 5.000%, 04/01/2022 (a)	210,326
		636,357
	Total Municipal Bonds (Cost $52,163,194)	52,595,344

Shares

Money Market Funds-0.0% (d)
114	Federated Municipal Obligation Fund, 0.01%	114
	Total Money Market Funds (Cost $114)	114
Total Investments (Cost $52,163,308)-102.8%		52,595,458
Liabilities in Excess of Other Assets-(2.8)%		(1,420,774)
TOTAL NET ASSETS 100.0%		$51,174,684

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2015.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 9.7% of the Fund’s net assets.

(d) Amount is less than 0.05%.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

Alpine Mutual Funds

Notes to Financial Statements

July 31, 2015 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are two separate funds of the Income Trust. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Ultra Short Municipal Income Fund seeks high after-tax current income consistent with preservation of capital. Alpine High Yield Managed Duration Municipal Fund seeks a high level of current income exempt from federal income tax. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

Alpine Mutual Funds

Notes to Financial Statements-Continued

July 31, 2015 (Unaudited)

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

Fair Value Measurement:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2015:

	Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,028,621,740	$—	$1,028,621,740
Money Market Fund	—	2,450,164	—	2,450,164
Short-Term Investments	—	11,700,117	—	11,700,117
Total	$—	$1,042,772,021	$—	$1,042,772,021

	Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$52,595,344	$—	$52,595,344
Money Market Fund	—	114	—	114
Total	$—	$52,595,458	$—	$52,595,458

Alpine Mutual Funds

Notes to Financial Statements-Continued

July 31, 2015 (Unaudited)

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Ultra Short Municipal Income Fund	1,043,017,939	170,356	(416,274)	$(245,918)
High Yield Managed Duration Municipal Fund	52,163,308	644,704	(212,554)	$432,150

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Ultra Short Municipal Income Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. The High Yield Managed Duration Municipal Fund declares, accrues and pays monthly dividends based upon the Fund’s net investment income Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2015

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 25, 2015

* Print the name and title of each signing officer under his or her signature.